10 Accounts Receivables - Concessions (Details 3) - Bonus from the grant of concession agreements under the quota system [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Concessions [Line Items]
Bonus from the grant, beginning	R$ 647,984	R$ 625,772
Transfers to electricity grid use charges - customers	(71,087)	(69,192)
Interest	94,307	91,404
Bonus from the grant, ending	R$ 671,204	R$ 647,984